Debt Securities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Debt Securities

NOTE 28. DEBT SECURITIES

The following is a breakdown of the Global Programs for the Issuance of Debt securities outstanding:

Company	Authorized Amount(*)	Type of Debt Securities	Term of Program	Date of Approval by Shareholders’ Meeting	Approval by the C.N.V.
Grupo Financiero Galicia S.A.	US$ 100,000	Simple debt securities not convertible into shares	5 years	03.09.09 confirmed on 08.02.12	Resolution No. 16113 dated 04.29.09 and extended through Resolution No. 17343 dated 05.08.14 Authorization of the increase, Resolution No. 17064 dated 04.25.13

Banco de Galicia y Buenos Aires S.A.U.	US$ 2,100,000	Simple debt securities, not convertible into shares, subordinated or not, to be adjusted or not, secured or unsecured.	5 years	04.28.05, 04.14.10, 04.29.15 and 11.09.16

Resolution No. 15228 dated

11.04.05 and extended through Resolution No. 16454 dated 11.11.10 and Resolution No. 17883 dated 11.20.15. Increase of the amount approved by Resolutions Nos. 17883 dated 11.20.15, No. 18081 dated 06.10.16, No. 18480 dated 01.26.17 and No. 19520 dated 05.17.18

Tarjeta Naranja S.A.	US$ 650,000	Simple debt securities, not convertible into shares	5 years	03.08.12	Resolution No. 16822 dated 05.23.12 and extended through Resolution No. 17676 dated 05.21.15.

Tarjetas Cuyanas S.A.	US$ 250,000	Simple debt securities, not convertible into shares	5 years	03.30.10 confirmed on 04.06.10 and 02.15.13	Resolution No. 16328 dated 05.18.10 Authorization of the increase, Resolution No. 17072 dated 05.02.13

(*)	Or its equivalent in any other currency.

The Company has the following Unsubordinated Debt securities outstanding issued under the Global Programs detailed in the table above as of December 31, 2018, net of repurchases of Own Debt:

Company	Date of Placement	Currency	Class ON.	Face Value			Type(**)	Term	Maturity Date	Rate	Issuance Authorized by the C.N.V.	Carrying Amount(*) as of 12.31.18
Banco de Galicia y Buenos Aires S.A.U.	02.17.17	$	Class III	US$	150,537	(1)	Simple	36 Months	—	(1)(3)	02.06.17	2,471,648
Banco de Galicia y Buenos Aires S.A.U.	05.18.17	$	IV		$2,000,000		Simple	36 Months	—	(2)(4)	05.08.17	2,126,523
Banco de Galicia y Buenos Aires S.A.U.	04.26.18	$	V Series I		$4,209,250		Simple	24 Months	—	(5)	04.18.18	4,898,450
Banco de Galicia y Buenos Aires S.A.U.	04.26.18	$	V Series II		$2,032,833		Simple	36 Months	—	(6)	04.18.18	2,174,984
Tarjeta Naranja S.A.	04.13.16	$	XXXIII Series II		$366,908		Simple	1,095 days	04.13.19	Minimum 37% Rate/Badlar +5.40%	03.28.16	412,803
Tarjeta Naranja S.A.	06.29.16	$	XXXIV Series II		$475,397		Simple	1,461 days	06.29.20	Minimum 32% Rate/ Badlar +4.67%	06.21.16	541,106
Tarjeta Naranja S.A.	09.27.16	$	XXXV Series II		$774,389		Simple	1,461 days	09.27.20	Minimum 26% Rate/ Badlar +3.99%	09.15.16	728,000
Tarjeta Naranja S.A.	12.07.16	$	XXXVI Series II		$636,409		Simple	1,095 days	12.07.19	Minimum 25.25% Rate/Badlar + 4%	11.23.16	648,695
Tarjeta Naranja S.A.	04.11.17	$	XXXVII		$3,845,700		Simple	1,826 days	04.11.22	Minimum 15% Rate/ Badlar + 3.50%	03.30.17	4,083,446
Tarjeta Naranja S.A.	11.13.17	$	XXXVIII		$503,333		Simple	546 days	05.13.19	Minimum 29.05% Rate/MR20 + 4%	11.07.17	538,056
Tarjeta Naranja S.A.	02.14.18	$	XXXIX		$754,538		Simple	546 days	09.14.19	Minimum 26.75% Rate/MR 20 +3.4%	02.02.18	803,823
Tarjeta Naranja S.A.	04.10.18	$	XL Series I		$597,500		Simple	548 days	10.10.19	25.98% Fixed Rate	03.27.18	708,732
Tarjeta Naranja S.A.	04.10.18	$	XL Series II		$1,402,500		Simple	914 days	10.10.20	Minimum 27% Rate/ Badlar + 3.69%	03.27.18	1,547,760
Tarjeta Naranja S.A.	11.15.18	$	XLI Series I		$854,102		Simple	365 days	11.15.19	54% Fixed Rate	—	905,479
Tarjeta Naranja S.A.	11.15.18	$	XLI Series II		$343,555		Simple	547 days	05.15.20	Badlar + 10%	—	346,775
Tarjeta Naranja S.A.	12.17.18	$	XLII		$1,266,303		Simple	287 days	09.30.19	58% Fixed Rate	—	1,234,147
Tarjeta Naranja S.A.(***)	05.05.16	$	XXIV Series II		$234,309		Simple	1,095 days	05.05.19	Minimum 37% Rate/ Badlar + 4.98%	04.22.16	172,255
Tarjeta Naranja S.A.(***)	07.26.16	$	XXV		$400,000		Simple	1,461 days	07.26.20	Minimum 30% Rate/ Badlar + 3.94%	07.13.16	430,504
Tarjeta Naranja S.A.(***)	10.24.16	$	XXVI Series II		$350,237		Simple	1,461 days	10.24.20	Minimum 26% Rate/ Badlar + 4.00%	10.14.16	358,563
Tarjeta Naranja S.A.(***)	02.10.17	$	XXVII Series II		$500,000		Simple	1,095 days	02.10.20	Minimum 23.5% Rate/ Badlar + 3.50%	02.02.17	500,457
Tarjeta Naranja S.A.(***)	06.09.17	$	XXVIII Series I		$128,175		Simple	730 days	06.09.19	Minimum 25% Rate/ Badlar + 3.05%	05.29.17	126,755
Tarjeta Naranja S.A.(***)	06.09.17	$	XXVIII Series II		$371,825		Simple	1,461 days	06.09.21	Minimum 25% Rate/ Badlar + 3.70%	05.29.17	374,000
Total												26,132,961

(*)	It includes principal and interest.
(**)	Not convertible into shares.
(***)	Negotiable Obligations merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.
(1)

As specified in the terms and conditions of the issuance, they were converted to $2,360,360 Investor assumes the exchange rate risk since the service of interest and principal is calculated on the basis of the principal amount in Pesos converted into US Dollars on each payment date.

(2)

The net proceeds from this issuance of negotiable obligations was applied to investments in working capital, loans, other loans and other uses envisaged by the provisions of the Law on Negotiable Obligations and the Argentine Central Bank regulations.

(3)	Variable rate equal to the simple arithmetic average of private Badlar, plus 2.69%, which will be payable quarterly as from May 17, 2017.
(4)	Variable rate equal to the simple arithmetic average of private Badlar, plus 2.98%, which will be payable quarterly as from August 18, 2017.
(5)	Annual nominal fixed 25.98% rate; principal and interest will be settled in full upon maturity.
(6)

Variable rate equal to the simple arithmetic average of private Badlar, plus 3.5%, which will be payable quarterly as from July 26, 2018. Principal in respect of this Series will be repaid upon maturity.

On June 21, 2018, Banco de Galicia y Buenos Aires S.A.U. issued the “Green Bond” which was entirely acquired by the International Finance Corporation. The Green Bond is a 7-year facility, with interest payable every six months. The Green Bond has a 36-month grace period in respect of the repayment of principal, followed by payments in 9 installments due every six months. As of December 31, 2018, the carrying amount of the Green Bond totals $3,850,692.

Under the Global Program for the Issuance of Debt Securities outstanding, after year-end, Banco Galicia issued Class VI for a face value of US$82,713 at a fixed 4.8% rate, with a 7-months maturity after issuance.

The Company has the following Unsubordinated Debt Securities outstanding issued under the Global Programs detailed in the table above as of December 31, 2017, net of repurchases of Own Debt:

Company	Date of Placement	Currency	Class ON.	Face Value			Type(**)	Term	Maturity Date	Rate	Issuance Authorized by the C.N.V.	Carrying Amount(*) as of 12.31.17
Banco de Galicia y Buenos Aires S.A.U.	02.17.17	$	III	US$	150,537	(1)	Simple	36 Months	—	(1)(3)	02.06.17	3,589,743
Banco de Galicia y Buenos Aires S.A.U.	05.18.17	$	IV		$2,000,000		Simple	36 Months	—	(2)(4)	05.08.17	3,037,480
Tarjeta Naranja S.A.	04.13.16	$	XXXIII Series II		$366,908		Simple	1,095 days	04.13.19	Minimum 37% Rate/ Badlar +5.40%	03.28.16	553,033
Tarjeta Naranja S.A.	06.29.16	$	XXXIV Series II		$475,397		Simple	1,461 days	06.29.20	Minimum 32% Rate/ Badlar +4.67%	06.21.16	697,050
Tarjeta Naranja S.A.	09.27.16	$	XXXV Series I		$225,611		Simple	546 days	03.27.18	Minimum 26% Rate/ Badlar +2.99%	09.15.16	335,414
Tarjeta Naranja S.A.	09.27.16	$	XXXV Series II		$774,389		Simple	1,461 days	09.27.20	Minimum 26% Rate/ Badlar +3.99%	09.15.16	1,117,422
Tarjeta Naranja S.A.	12.07.16	$	XXXVI Series I		$210,571		Simple	547 days	06.07.18	Minimum 25.25% Rate/ Badlar + 3.25%	11.23.16	313,977
Tarjeta Naranja S.A.	12.07.16	$	XXXVI Series II		$636,409		Simple	1,095 days	12.07.19	Minimum 25.25% Rate/ Badlar + 4%	11.23.16	922,082
Tarjeta Naranja S.A.	04.11.17	$	XXXVII		$3,845,700		Simple	1,826 days	04.11.22	Minimum 15% Rate/ Badlar + 3.50%	03.30.17	5,940,224
Tarjeta Naranja S.A.	11.13.17	$	XXXVIII		$503,333		Simple	546 days	05.13.19	Minimum 29.05% Rate/ MR20 + 4%	11.07.17	762,789
Tarjeta Naranja S.A.(***)	05.05.16	$	XXIV Series II		$234,309		Simple	1,095 days	05.05.19	Minimum 37% Rate/ Badlar + 4.98%	04.22.16	305,617
Tarjeta Naranja S.A.(***)	07.26.16	$	XXV		$400,000		Simple	1,461 days	07.26.20	Minimum 30% Rate/ Badlar + 3.94%	07.13.16	619,400
Tarjeta Naranja S.A.(***)	10.24.16	$	XXVI Series I		$149,763		Simple	547 days	04.24.18	Minimum 26% Rate/ Badlar + 2.75%	10.14.16	231,713
Tarjeta Naranja S.A.(***)	10.24.16	$	XXVI Series II		$350,237		Simple	1,461 days	10.24.20	Minimum 26% Rate/ Badlar + 4%	10.14.16	448,220
Tarjeta Naranja S.A.(***)	02.10.17	$	XXVII Series II		$500,000		Simple	1,095 days	02.10.20	Minimum 23.5% Rate/ Badlar + 3.5%	02.02.17	761,711
Tarjeta Naranja S.A.(***)	06.09.17	$	XXVIII Series I		$128,175		Simple	730 days	06.09.19	Minimum 25% Rate/ Badlar + 3.05%	05.29.17	192,243
Tarjeta Naranja S.A.(***)	06.09.17	$	XXVIII Series II		$371,825		Simple	1,461 days	06.09.21	Minimum 25% Rate/ Badlar + 3.7%	05.29.17	451,047
Total												20,279,165

(*)	It includes principal and interest.
(**)	Not convertible into shares.
(***)	Negotiable Obligations merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.
(1)

As specified in the terms and conditions of the issuance, they were converted to $2,360,360. Investor assumes the exchange rate risk since the service of interest and principal is calculated on the basis of the principal amount in Pesos converted into US Dollars on each payment date.

(2)

The net proceeds from this issuance of negotiable obligations was applied to investments in working capital, loans, other loans and other uses envisaged by the provisions of the Law on Negotiable Obligations and the Argentine Central Bank regulations.

(3)	Variable rate equal to the simple arithmetic average of private Badlar, plus 2.69%, which will be payable quarterly as from May 17, 2017.
(4)	Variable rate equal to the simple arithmetic average of private Badlar, plus 2.98%, which will be payable quarterly as from August 18, 2017.

The Company has the following Unsubordinated Debt securities outstanding issued under the Global Programs detailed in the table above as of January 1, 2017, net of repurchases of Own Debt securities:

Company	Date of Placement	Currency	Class ON.	Face Value		Type(**)	Term	Maturity Date	Rate	Issuance Authorized by the C.N.V.	Carrying Amount(*) as of 01.01.17
Grupo Financiero Galicia S.A.	01.30.14	$	V Series II		$78,200	Simple	36 Months	01.31.17	Variable Badlar + 5.25%	04.25.13	150,085
Grupo Financiero Galicia S.A.	10.23.14	$	VI Series II		$109,845	Simple	36 Months	10.23.17	Variable Badlar +4.25%	10.03.14	209,826
Grupo Financiero Galicia S.A.	07.27.15	$	VII		$160,000	Simple	24 Months	07.27.17	(1)	07.16.15	298,906
Banco de Galicia y Buenos Aires S.A.U.	05.04.11	US$	—	US$	300,000	Simple	84 Months	—	(2)(3)	04.14.11	8,666,274
Tarjeta Naranja S.A.	01.28.11	US$	XII	US$	200,000	Simple	2,192 days	01.28.17	Annual Nominal Fixed at 9%	01.14.11	2,024,736
Tarjeta Naranja S.A.	02.26.14	$	XXIV Series II		$33,500	Simple	1,096 days	02.26.17	Variable Badlar + 5%	02.14.14	63,583
Tarjeta Naranja S.A.	01.22.15	$	XXVIII Series II		$129,000	Simple	731 days	01.22.17	Variable Badlar + 4.5%	01.09.15	48,759
Tarjeta Naranja S.A.	04.27.15	$	XXIX		$334,030	Simple	731 days	04.27.17	27.75% Mixed Rate/ Badlar + 4.5%	04.16.15	320,917
Tarjeta Naranja S.A.	06.29.15	$	XXX		$400,000	Simple	731 days	06.29.17	27.75% Mixed Rate/ Badlar + 4.5%	06.18.15	620,374
Tarjeta Naranja S.A.	10.19.15	$	XXXI		$370,851	Simple	548 days	04.19.17	27% Mixed Rate/ Badlar + 4.5%	10.07.15	348,211
Tarjeta Naranja S.A.	01.20.16	$	XXXII		$260,811	Simple	639 days	10.20.17	Variable Badlar +4.5%	12.15.15	293,380
Tarjeta Naranja S.A.	04.13.16	$	XXXIII Series I		$133,092	Simple	548 days	10.13.17	Minimum 37% Rate/ Badlar +4.5%	03.28.16	231,198
Tarjeta Naranja S.A.	04.13.16	$	XXXIII Series II		$366,908	Simple	1,095 days	04.13.19	Minimum 37% Rate/ Badlar +5.4%	03.28.16	704,916
Tarjeta Naranja S.A.	06.29.16	$	XXXIV Series I		$124,603	Simple	548 days	12.29.17	Minimum 32% Rate/ Badlar +3.38%	06.21.16	192,226
Tarjeta Naranja S.A.	06.29.16	$	XXXIV Series II		$475,397	Simple	1,461 days	06.29.20	Minimum 32% Rate/ Badlar +4.67%	06.21.16	859,445
Tarjeta Naranja S.A.	09.27.16	$	XXXV Series I		$225,611	Simple	546 days	03.27.18	Minimum 26% Rate/ Badlar +2.99%	09.15.16	413,913
Tarjeta Naranja S.A.	09.27.16	$	XXXV Series II		$774,389	Simple	1,461 days	09.27.20	Minimum 26% Rate/ Badlar +3.99%	09.15.16	1,385,944
Tarjeta Naranja S.A.	12.07.16	$	XXXVI Series I		$210,571	Simple	547 days	06.07.18	Minimum 25.25% Rate/ Badlar +3.25%	11.23.16	360,637
Tarjeta Naranja S.A.	12.07.16	$	XXXVI Series II		$636,409	Simple	1,095 days	12.07.19	Minimum 25.25% Rate/ Badlar +4%	11.23.16	1,023,720

Carry-foward											18,217,050

Company	Date of Placement	Currency	Class ON.	Face Value	Type(**)	Term	Maturity Date	Rate	Issuance Authorized by the C.N.V.	Carrying Amount(*) as of 01.01.2017
Carry-back										18,217,050
Tarjeta Naranja S.A.(***)	02.20.15	$	XIX Series II	$75,555	Simple	731 days	02.20.17	Variable Badlar + 4.95%	02.06.15	19,218
Tarjeta Naranja S.A.(***)	08.12.15	$	XXI	$232,000	Simple	550 days	02.12.17	Variable Badlar +4.5%	07.29.15	381,218
Tarjeta Naranja S.A.(***)	11.13.15	$	XXII	$300,000	Simple	547 days	05.13.17	Variable Badlar + 4.25%	11.03.15	570,817
Tarjeta Naranja S.A.(***)	03.16.16	$	XXIII	$242,000	Simple	549 days	09.16.17	Minimum 35.25% Rate/ Badlar +4.99%	03.07.16	302,381
Tarjeta Naranja S.A.(***)	05.05.16	$	XXIV Series I	$65,691	Simple	549 days	11.05.17	Minimum 37% Rate/ Badlar +4.08%	04.22.16	125,645
Tarjeta Naranja S.A.(***)	05.05.16	$	XXIV Series II	$234,309	Simple	1,095 days	05.05.19	Minimum 37% Rate/ Badlar + 4.98%	04.22.16	354,070
Tarjeta Naranja S.A.(***)	07.26.16	$	XXV	$400,000	Simple	1,461 days	07.26.20	Minimum 30% Rate/ Badlar + 3.94%	07.13.16	677,665
Tarjeta Naranja S.A.(***)	10.24.16	$	XXVI Series I	$149,763	Simple	547 days	04.24.18	Minimum 26% Rate/ Badlar + 2.75%	10.14.16	289,314
Tarjeta Naranja S.A.(***)	10.24.16	$	XXVI Series II	$350,237	Simple	1,461 days	10.24.20	Minimum 26% Rate/ Badlar + 4%	10.14.16	676,589
Tarjetas del Mar S.A.	02.19.16	$	I	$150,000	Simple	18 Months	08.19.17	Variable Badlar +4.5%	02.04.16	234,493

Total										21,848,460

(*)	It includes principal and interest.
(**)	Not convertible into shares.
(1)	Annual nominal 27% fixed rate during the first nine months, and variable Badlar plus an annual 4.25% rate for the following 15 months.
(2)

On May 4, 2017, Banco Galicia redeemed all outstanding negotiable obligations due 2018, at a price equal to 100% of their residual face value, plus accrued interest up to, but excluding, the redemption date.

(3)

The net proceeds from this issuance of negotiable obligations was applied to investments in working capital, loans, other loans and other uses envisaged by the provisions of the Law on Negotiable Obligations and the Argentine Central Bank regulations.

The repurchases of Own Debt securities as of the indicated dates are as follows:

Company	ON Class	Face Value as of 12.31.18	Carrying Amount(*) as of 12.31.18
Banco de Galicia y Buenos Aires S.A.U.	Class III	2,335	36,437
Banco de Galicia y Buenos Aires S.A.U.	Class V – Series II	48,000	47,178
Tarjeta Naranja S.A.	Class XXXV Series II	51,500	49,783
Tarjeta Naranja S.A.	Class XXXVI Series II	10,000	10,546
Tarjeta Naranja S.A.	Class XXXVII	11,783	184,535
Tarjeta Naranja S.A.	Class XXXVIII	3,870	4,135
Tarjeta Naranja S.A.	Class XXXIX	5,000	5,351
Tarjeta Naranja S.A.	Class XL	16,000	17,504
Tarjeta Naranja S.A.	Class XLI Series I	1,000	936
Tarjeta Naranja S.A.	Class XLI Series II	19,000	20,227
Tarjeta Naranja S.A.	Class XLII	50,000	54,389
Tarjeta Naranja S.A.(**)	Class XXIV Series II	80,000	82,947
Tarjeta Naranja S.A.(**)	Class XXV Series II	9,000	8,984
Tarjeta Naranja S.A.(**)	Class XXVI Series II	25,000	27,027
Tarjeta Naranja S.A.(**)	Class XXVII Series I	36,761	37,282
Tarjeta Naranja S.A.(**)	Class XXVII Series II	5,488	5,757
Tarjeta Naranja S.A.(**)	Class XXVIII Series II	8,254	8,501

Total			601,519

(*)	It includes principal and interest.
(**)	Debt securities merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.

Company	ON Class	Face Value as of 12.31.17	Carrying Amount(*) as of 12.31.17
Banco de Galicia y Buenos Aires S.A.U.	Class III	290	6,863
Tarjeta Naranja S.A.	Class XXXIII Series II	13,231	21,313
Tarjeta Naranja S.A.	Class XXXIV Series II	2,111	3,270
Tarjeta Naranja S.A.	Class XXXV Series II	15,500	23,786
Tarjeta Naranja S.A.	Class XXXVI Series I	2,000	2,984
Tarjeta Naranja S.A.	Class XXXVI Series II	20,000	31,372
Tarjeta Naranja S.A.	Class XXXVIII	2,000	3,040
Tarjeta Naranja S.A.(**)	Class XXIV Series II	35,000	55,333
Tarjeta Naranja S.A.(**)	Class XXVI Series II	60,540	94,889
Tarjeta Naranja S.A.(**)	Class XXVII Series II	2,871	4,251
Tarjeta Naranja S.A.(**)	Class XXVIII Series II	66,659	106,851

Total			353,952

(*)	It includes principal and interest.
(**)	Debt securities merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.

Company	ON Class	Face Value as of 01.01.17		Carrying Amount(*) as of 01.01.17
Grupo Financiero Galicia S.A.	VII		3,000	5,776
Banco de Galicia y Buenos Aires S.A.U.	—	US$	7,865	241,671
Tarjeta Naranja S.A.	XIII	US$	3,998	40,031
Tarjeta Naranja S.A.	XXVIII Series II		35,000	22,463
Tarjeta Naranja S.A.	XXIX		3,500	6,729
Tarjeta Naranja S.A.	XXX		65,900	119,696
Tarjeta Naranja S.A.	XXXI		20,730	40,109
Tarjeta Naranja S.A.	XXXII		109,257	211,429
Tarjeta Naranja S.A.	XXXIII Series I		14,000	27,250
Tarjeta Naranja S.A.	XXXIII Series II		3,184	6,335
Tarjeta Naranja S.A.	XXXIV Series I		20,000	36,717
Tarjeta Naranja S.A.	XXXIV Series II		6,111	11,286
Tarjeta Naranja S.A.	XXXV Series II		17,500	32,460
Tarjeta Naranja S.A.	XXXVI Series I		16,610	30,984
Tarjeta Naranja S.A.	XXXVI Series II		85,228	159,460
Tarjeta Naranja S.A.(**)	XIX Series II		65,500	123,871
Tarjeta Naranja S.A.(**)	XXI		31,383	60,648
Tarjeta Naranja S.A.(**)	XXIII		79,243	148,408
Tarjeta Naranja S.A.(**)	XXIV Series II		49,000	94,683
Tarjeta Naranja S.A.(**)	XXV		52,000	99,338
Tarjetas del Mar S.A.	I		30,259	56,736

Total				1,576,080

(*)	It includes principal and interest.
(**)	Debt securities merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.

Related-party information is disclosed in Note 52.